March 4, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 108

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Domestic Equity Funds Prospectus; (ii) International and Global Funds Prospectus; (iii) Strategic Markets Funds Prospectus; (iv) Fixed Income Funds Prospectus; (v) Target Retirement Funds Prospectus; and (vi) Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 108 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 108 to the Trust’s registration statement was filed with the Commission via EDGAR on February 27, 2014 (Accession No. 0001193125-14-072674) with an effective date of March 1, 2014.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Shanna J. Palmersheim
Shanna J. Palmersheim, Esq.
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Jill Damon, Esq.

Jennifer Wendell, Esq.

Dechert LLP

David G. Van Hooser

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Susan A. DeRoche

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.